Basis of Presentation and Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Basis of Presentation and Principles of Consolidation
Note 2. Basis of presentation and summary of significant accounting policies
Basis of presentation and principles of consolidation
:
The accompanying condensed consolidated financial statements are unaudited. These financial statements and notes should be read in conjunction with the audited consolidated financial statements for the year ended December 31, 2021 and related notes, together with management’s discussion and analysis of financial condition and results of operations, contained in the Company’s Annual Report on Form
10-K
(“Annual Report”) filed with the Securities and Exchange Commission (“SEC”) on March 31, 2022 (except with respect to the audited financial statements included therein and superseded by the audited financial statements included in the Company’s 424(b)(3) prospectus, dated June 15, 2022, as filed with the SEC on June 16, 2022).

The accompanying unaudited
condensed
consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information, pursuant to the rules and regulations of the SEC. Accordingly, they do not include all of the financial information and footnotes required by U.S. GAAP for complete financial statements. In the opinion of management, except for as described below, the unaudited condensed consolidated financial statements and notes have been prepared on the same basis as the audited consolidated financial statements for the year ended December 31, 2021 contained in the Company’s Annual Report on Form
10-K
and include all adjustments, consisting of normal recurring adjustments, necessary for a fair presentation of the Company’s financial position as of June 30, 2022 and December 31, 2021, results of operations and changes in stockholders’ equity (deficit) for the three and six months ended June 30, 2022 and 2021, and cash flows for the six months ended June 30, 2022 and 2021. These interim periods are not necessarily indicative of the results to be expected for any other interim period or the full year.
During the six months ended June 30, 2022, the Company reevaluated its major asset classes of property and equipment resulting in the reclassification of site acquisition costs to distribution system.
The unaudited condensed consolidated financial statements include the accounts of the Company and its subsidiaries. All intercompany transactions and balances have been eliminated in consolidation.

Accounting Policies
Accounting Policies:
Other than the policies outlined throughout the notes to the accompanying unaudited condensed consolidated financial statements, there have been no significant changes from the significant accounting policies and estimates disclosed in the Company’s Annual Report filed with the SEC on March 31, 2022 (except with respect to the audited financial statements included therein and superseded by the audited financial statements included in the Company’s 424(b)(3) prospectus, dated June 15, 2022, as filed with the SEC on June 16, 2022).

Emerging Growth Company
Emerging Growth Company
:
Section 102(b)(1) of the Jumpstart Our Business Startups Act (“JOBS Act”) exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”)) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging
growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard, until such time the Company is no longer considered to be an emerging growth company. At times, the Company may elect to early adopt a new or revised standard.

Use of Estimates
Use of estimates:
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities, and the amounts of revenues and expenses during the reporting period. The Company’s most significant estimates and judgments involve the valuation of share-based compensation, warrants, earnout shares and derivative liabilities, the assessment of asset retirement obligations, internal labor capitalization, and impairment assessments. Management bases its estimates on historical experience and on various other assumptions believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results may differ from management’s estimates if these results differ from historical experience or other assumptions prove not to be substantially accurate, even if such assumptions are reasonable when made.

Uncertainty of the Coronavirus Pandemic
Uncertainty of the coronavirus pandemic
:
On January 30, 2020, the World Health Organization declared the coronavirus outbreak a “Public Health Emergency of International Concern” and on March 11, 2020, declared it to be a pandemic. Actions taken around the world to help mitigate the spread of the coronavirus include restrictions on travel, quarantines
in certain areas and forced closures for certain types of public places and businesses. The coronavirus and actions taken to mitigate the spread of it have had and are expected to continue to have an adverse impact on the economies and financial markets of many countries, including the geographical area in which the Company operates. On March 27, 2020, the
Coronavirus Aid, Relief and Economic Security Act
(CARES Act) was enacted to, amongst other provisions, provide emergency assistance for individuals, families and businesses affected by the coronavirus pandemic.
As the coronavirus pandemic continues to evolve, the Company believes the extent of the impact to its business, operating results, cash flows, liquidity and financial condition will be primarily driven by the severity and duration of the coronavirus pandemic, the pandemic’s impact on the U.S. and global economies and the timing, scope and effectiveness of federal, state and local governmental responses to the pandemic. Those primary drivers are beyond the Company’s knowledge and control, and as a result, at this time the Company is unable to predict the cumulative impact, both in terms of severity and duration, that the coronavirus pandemic will have on its business, operating results, cash flows and financial condition, but it could be material if the current circumstances continue to exist for a prolonged period of time. Although we have made our best estimates based upon current information, actual results could materially differ from the estimates and assumptions developed by management. Accordingly, it is reasonably possible that the estimates made in these consolidated financial statements have been, or will be, materially and adversely impacted in the near term as a result of these conditions, and if so, the Company may be subject to future impairment losses related to long-lived assets as well as changes to recorded reserves and valuations.

Warrants
Warrants:
The Company applies relevant
accounting
guidance for warrants to purchase the Company’s common stock based on the nature of the relationship with the counterparty. For warrants issued to investors or lenders in exchange for cash or other financial assets, the Company follows guidance issued within ASC 480,
Distinguishing Liabilities from Equity
(“ASC 480”), and ASC 815,
Derivatives and Hedging
(“ASC 815”), to assist in the determination of whether the warrants should be classified as liabilities or equity. Warrants that are determined to require liability classification are measured at fair value upon issuance and are subsequently re-measured
to their then fair value at each subsequent reporting period, with changes in fair value recorded in current earnings. Warrants that are determined to require equity classification are measured at fair value upon issuance and are not subsequently remeasured unless they are required to be reclassified.
For warrants issued to nonemployees for goods or services, the Company follows guidance issued within ASC 718 to determine whether the share-based payments are equity or liability classified, and are measured at fair value on the grant date. The related expense is recognized in the same period and in the same manner as if the Company had paid cash for the goods or services.

Earnout shares
Earnout shares:
For shares of the Company’s common stock subject to forfeiture due to earnout arrangements, or Earnout Shares (see Note 9), the Company follows guidance issued within ASC 480,
Distinguishing Liabilities from Equity
(“ASC 480”), and ASC 815,
Derivatives and Hedging
(“ASC 815”), to assist in the determination of whether the Earnout Shares should be classified as liabilities or equity. Earnout Shares that are determined to require liability classification are measured at fair value upon issuance and are subsequently re-measured
to their then fair value at each subsequent reporting period, with changes in fair value recorded in current earnings.

Fair Value Measurements
Fair value measurements:
ASC 820,
Fair Value Measurements and Disclosures
, clarifies that fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based upon assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:
Level
 1
: Quoted prices (unadjusted) for identical assets or liabilities in active markets that the Company can access at the measurement date.
Level
 2
: Significant other observable inputs other than level 1 prices such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active or other inputs that are observable or can be corroborated by observable market data.
Level
 3
: Significant unobservable inputs that reflect the Company’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.
An asset’s or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used need to maximize the use of observable inputs and minimize the use of unobservable inputs.
Assets and liabilities measured at fair value are based on one or more of the following three valuation techniques noted in ASC 820:

•	Market approach: Prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities.

•	Cost approach: Amount that would be required to replace the service capacity of an asset (replacement cost).

•	Income approach: Techniques to convert future amounts to a single present value amount based upon market expectations (including present value techniques, option pricing and excess earnings models)
The Company believes its valuation methods are appropriate and consistent with those used by other market participants, however the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.
The Company’s financial instruments consist of cash and cash equivalents, restricted cash, accounts receivable, accounts payable, accrued expenses, term loans, warrant liabilities and earnout liabilities. The carrying value of cash and cash equivalents, accounts receivable, accounts payable and accrued expenses approximate fair value because of the short-term nature of those instruments. Due to the variable rate nature of the Company’s term loans, the fair value of debt approximates the carrying value of debt.

Liabilities measured at fair value on a recurring basis consisted of the following as of June 30, 2022 and December 31, 2021:

	June 30, 2022
	Level 1	Level 2	Level 3	Balance
Liabilities:
Warrant Liabilities - Public Warrants	$5,658	$—	$—	$5,658
Warrant Liabilities - Private Warrants	—	2,810	—	2,810
Other Liabilities - Junior Debt Exchange	—	—	5,616	5,616
Earnout Liability - Sponsor Earnout Shares	—	—	9,321	9,321

Total Liabilities:	$5,658	$2,810	$14,937	$23,405

	December 31, 2021
	Level 1	Level 2	Level 3	Balance
Liabilities:
Warrant Liabilities - Starry Warrants	$—	$—	$14,773	$14,773

Total Liabilities:	$—	$—	$14,773	$14,773
The warrant liability for the Public Warrants (see Note 9) as of June 30, 2022 is included within Level 1 of the fair value hierarchy because they are valued using quoted market prices. The Private Warrants (see Note 9) are included within Level 2 of the fair value hierarchy as the Company determined that the Private Warrants are economically equivalent to the Public Warrants and estimated the fair value of the Private Placement Warrants based on the quoted market price of the Public Warrants.
The fair value of the Junior Debt Exchange (see Note 15) was estimated using the Black-Scholes option pricing model for a European put option. The key inputs used in the determination of the fair value included current stock price, volatility and expected term. The initial recognition of the fair value of $1,986 was recorded in other liabilities on the condensed consolidated balance sheet and other income (expense), net on the condensed consolidated statements of operations as the incremental fair value received by the Optionholders (as defined in Note 15) was deemed to be a non-pro
rata distribution.
As of June 30, 2022 the fair value of the Junior Debt Exchange was $5,616, compared to $1,986 and $0 as of March 31, 2022 and December 31, 2021. Such fair value increases were $3,630 and $5,616, respectively, for the three and six months ended June 30, 2022 and were recorded in other income (expense), net on the condensed consolidated statements of operations. The Company measured the fair value of the Junior Debt Exchange on June 30, 2022 with the following assumptions:

As of June 30, 2022
Common stock fair value	$4.12
Exercise price	$8.75
Term (in years)	1.65
Volatility	60.00%
Risk-free interest rate	2.88%
Expected dividends	0%
For the valuation of the earnout liability, the fair value was estimated using a Monte-Carlo Simulation in which the fair value was based on the simulated stock price of the Company over the term of the sponsor earnout period. The key inputs used in the determination of the fair value included current stock price, volatility, and expected term. The initial fair value was recorded in APIC within the condensed consolidated statement of stockholders’ equity (deficit) upon consummation of the Business Combination on March 29, 2022 and the subsequent fair value adjustments were recorded to other income (expense), net on the condensed consolidated statements of operations for the three and six months ended June 30, 2022.
As of June 30, 2022 the fair value of the earnout liability was $9,321, compared to $20,881 and $26,095 as of March 31, 2022 and March 29, 2022. Such fair value reductions of the earnout liability were $11,560 and $16,774, respectively, for the three and six months ended June 30, 2022 and were recorded in other income (expense), net on the condensed consolidated statements of operations. The Company re-measured
the earnout liability to its estimated fair value as of June 30, 2022 using the Monte-Carlo Simulation with the following assumptions:

As of June 30, 2022
Common stock fair value	$4.12
Term (in years)	4.75
Volatility	60.00%
Risk-free interest rate	2.99%
Expected dividends	0%
The Company previously presented the fair value measurement of the warrant liability for Starry Warrants (see Note 9) as of December 31, 2021 as a Level 3 measurement, relying on unobservable inputs reflecting the Company’s own assumptions. Level 3 measurements, which are not based on quoted prices in active markets, introduce a higher degree of subjectivity and may be more sensitive to fluctuations in stock price, volatility rates, and U.S. Treasury Bond rates.
Immediately prior to the settlement of such Starry Warrants in connection with the consummation of the Business Combination, the Company re-measured
the warrant liability for Starry Warrants as of March 29, 2022 (the settlement date) and recognized a gain from the fair value adjustment of $2,224 as a component of other income (expense), net on the condensed consolidated statement of operations for the six months ended June 30, 2022.
As of March 29, 2022 and December 31, 2021 the fair value of the warrant liability for Starry Warrants was $12,549 and $14,773, respectively. The Company re-measured
the warrant liability to its estimated fair value as of March 29, 2022 and December 31, 2021 using the Black-Scholes option pricing model with the following assumptions:

	As of March 29, 2022	As of December 31, 2021
Exercise price	$0.01	$0.01
Common stock fair value (pre-exchange)	$1.77	$1.81
Term (in years)	9.5	9.8
Volatility	27.57%	27.56%
Risk-free interest rate	2.41%	1.52%
Expected dividends	0%	0%
Upon settlement of such Starry Warrants and issuance of common stock in connection with the consummation of the Business Combination on March 29, 2022, the Company reclassified the warrant liability for Starry Warrants of $12,549 to APIC.
There were no transfers between Level 1 and Level 2 in the periods reported. Except for the aforementioned settlement of Starry Warrants, there were no transfers into or out of Level 3 in the periods reported.

Recent accounting pronouncements issued, not yet adopted
Recent accounting pronouncements issued, not yet adopted:
In February 2016, the FASB issued a new accounting standard, ASC 842,
Leases
(“ASC 842”), to increase transparency and comparability among organizations by requiring the recognition of ROU assets and lease liabilities on the balance sheets. Most significant among the changes in the standard is the recognition of ROU assets and lease liabilities by lessees for those leases classified as operating leases under previous U.S. GAAP. Under the new standard, disclosures are required to meet the objective of enabling users of financial statements to assess the amount, timing and uncertainty of cash flows arising from leases. ASC 842 is effective for the annual period beginning January 1, 2022, and interim periods within the annual period beginning January 1, 2023, with early adoption permitted.
The Company is currently evaluating the impact the new guidance will have on its financial position and results of operations but expects to recognize lease liabilities and right of use assets at the time of adoption. The extent of the increase to assets and liabilities associated with these amounts remains to be determined pending the Company’s review of its existing lease contracts and service contracts which may contain embedded leases. The Company is currently assessing the potential impact to the financial statements. The Company is continuing to monitor potential changes to ASC 842 that have been proposed by the FASB and will assess any necessary changes to the implementation process as the guidance is updated.
In June 2016, the FASB issued ASU
2016-13,
Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses of Financial Instruments
(“ASU
2016-13”),
which, together with subsequent amendments, amends the requirement on the measurement and recognition of expected credit losses for financial assets held to replace the incurred loss model for financial assets measured at amortized cost and require entities to measure all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions and reasonable and supportable forecasts. ASU
2016-13
is effective for the Company beginning January 1, 2023, with early adoption permitted. The Company is currently in the process of evaluating the effects of this pronouncement on the Company’s consolidated financial statements.

In August 2020, the FASB issued ASU
2020-06,
Debt – Debt with Conversion and Other Options (Subtopic
470-20)
and Derivatives and Hedging –
Contracts in Entity’s Own Equity (Subtopic
815-40):
Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity
, which simplifies the accounting for convertible instruments by reducing the number of accounting models available for convertible debt instruments. This guidance removes certain settlement conditions that are required for contracts to qualify for equity classification, eliminates the treasury stock method to calculate diluted earnings per share for convertible instruments and requires the use of the if-converted
method. ASU
2020-06
is effective for the Company beginning January 1, 2024, with early adoption permitted. The Company is currently evaluating the effects of this pronouncement on the Company’s consolidated financial statements and the potential impact on the consolidated financial statements.
In October 2020, the FASB issued ASU
2020-10,
Codification Improvements
(“ASU
2020-10”),
which clarifies and improves the consistency of the Codification by updating various disclosure requirements to align with the SEC’s regulations and ensure all guidance that requires or provides an option for an entity to provide information in the notes to financial statements is codified in the Disclosure Section of the Codification. ASU
2020-10
is effective for annual periods beginning January 1, 2022, and interim periods within the annual period beginning January 1, 2023, with early adoption permitted. The Company is currently evaluating the effects of this pronouncement on the Company’s consolidated financial statements and the potential impact on the consolidated financial statements.

Starry, Inc [Member]
Basis of Presentation and Principles of Consolidation
Basis of presentation and principles of consolidation
:
 The consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and include the assets, liabilities, revenues and expenses of all majority-owned subsidiaries over which the Company exercises control. All material intercompany accounts, transactions and profits are eliminated in consolidation.

Emerging Growth Company
Emerging Growth Company
:
 Section 102(b)(1) of the Jumpstart Our Business Startups Act (“JOBS Act”) exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Securities Exchange Act of 1934, as amended) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth
companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard, until such time the Company is no longer considered to be an emerging growth company. At times, the Company may elect to early adopt a new or revised standard.

Use of Estimates
Use of estimates:
 The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities, and the amounts of revenues and expenses during the reporting period. The Company’s most significant estimates and judgments involve valuation of share-based compensation, including the fair value of common stock, the valuation of warrants and derivative liabilities, the assessment of asset retirement obligations, internal labor capitalization, and impairment assessments. Management bases its estimates on historical experience and on various other assumptions believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results may differ from management’s estimates if these results differ from historical experience or other assumptions prove not to be substantially accurate, even if such assumptions are reasonable when made.

Uncertainty of the Coronavirus Pandemic
Uncertainty of the coronavirus pandemic
:
 On January 30, 2020, the World Health Organization declared the coronavirus outbreak a “Public Health Emergency of International Concern” and on March 11, 2020, declared it to be a pandemic. Actions taken around the world to help mitigate the spread of the coronavirus include restrictions on travel, quarantines in certain areas and forced closures for certain types of public places and businesses. The coronavirus and actions taken to mitigate the spread of it have had and are expected to continue to have an adverse impact on the economies and financial markets of many countries, including the geographical area in which the Company operates. On March 27, 2020, the
 Coronavirus Aid, Relief and Economic Security Act
 (CARES Act) was enacted to, amongst other provisions, provide emergency assistance for individuals, families and businesses affected by the coronavirus pandemic.
As the coronavirus pandemic continues to evolve, the Company believes the extent of the impact to its business, operating results, cash flows, liquidity and financial condition will be primarily driven by the severity and duration of the coronavirus pandemic, the pandemic’s impact on the U.S. and global economies and the timing, scope and effectiveness of federal, state and local governmental responses to the pandemic. Those primary drivers are beyond the Company’s knowledge and control, and as a result, at this time the Company is unable to predict the cumulative impact, both in terms of severity and duration, that the coronavirus pandemic will have on its business, operating results, cash flows and financial condition, but it could be material if the current circumstances continue to exist for a prolonged period of time. Although we have made our best estimates based upon current information, actual results could materially differ from the estimates and assumptions developed by management. Accordingly, it is reasonably possible that the estimates made in these consolidated financial statements have been, or will be, materially and adversely impacted in the near term as a result of these conditions, and if so, the Company may be subject to future impairment losses related to long-lived assets as well as changes to recorded reserves and valuations.

Warrants
Warrants:
 The Company applies relevant accounting guidance for warrants to purchase the Company’s stock based on the nature of the relationship with the counterparty. For warrants issued to investors or lenders in exchange for cash or other financial assets, the Company follows guidance issued within ASC 480,
 Distinguishing Liabilities from Equity
 (“ASC 480”), and ASC 815,
 Derivatives and Hedging
 (“ASC 815”), to assist in the determination of
whether the warrants should be classified as liabilities or equity. Warrants that are determined to require liability classification are measured at fair value upon issuance and are subsequently re-measured to
their then fair value at each subsequent reporting period, with changes in fair value recorded in current earnings. Warrants that are determined to require equity classification are measured at fair value upon issuance and are not subsequently remeasured unless they are required to be reclassified.
For warrants issued to nonemployees for goods or services, the Company follows guidance issued within ASC 718 to determine whether the share-based payments are equity or liability classified, and are measured at fair value on the grant date. The related expense is recognized in the same period and in the same manner as if the Company had paid cash for the goods or services.

Fair Value Measurements
Fair value measurements:
 ASC 820,
 Fair Value Measurements and Disclosures
, clarifies that fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based upon assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:
Level
 1
: Quoted prices (unadjusted) for identical assets or liabilities in active markets that the Company can access at the measurement date.
Level
 2
: Significant other observable inputs other than level 1 prices such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active or other inputs that are observable or can be corroborated by observable market data.
Level
 3
: Significant unobservable inputs that reflect the Company’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.
An asset’s or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used need to maximize the use of observable inputs and minimize the use of unobservable inputs.
Assets and liabilities measured at fair value are based on one or more of the following three valuation techniques noted in ASC 820:

•	Market approach: Prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities.

•	Cost approach: Amount that would be required to replace the service capacity of an asset (replacement cost).

•	Income approach: Techniques to convert future amounts to a single present value amount based upon market expectations (including present value techniques, option pricing and excess earnings models)
The Company believes its valuation methods are appropriate and consistent with those used by other market participants, however the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.
The Company’s financial instruments consist of cash and cash equivalents, restricted cash, accounts receivable, accounts payable, accrued expenses, term loans, convertible notes payable and warrant liabilities. The carrying value of cash and cash equivalents, accounts receivable, accounts payable, accrued expenses and convertible notes payable approximate fair value because of the short-term nature of those instruments. Due to the variable rate nature of the Company’s term loans, the fair value of debt approximates the carrying value of debt.
The warrant liabilities were initially and subsequently measured at fair value using a Black-Scholes model at each measurement date based on Level 3 inputs. As of October 6, 2021 (the issuance date) and December 31, 2021, the fair value of the warrant liabilities was $14,773. The following table provides quantitative information regarding the Level 3 fair value measurement inputs:

	As of October 6, 2021	As of December 31, 2021
Exercise price	$0.05	$0.05
Common stock fair value	$9.83	$9.83
Term (in years)	10.0	9.8
Volatility	27.56%	27.56%
Risk-free interest rate	1.53%	1.52%
Expected dividends	0%	0%

Segment information
Segment information:
 Accounting Standards Codification (“ASC”) 280,
 Segm
ent Reporting
, defines operating segments as components of an enterprise where discrete financial information is available that is evaluated regularly by the chief operating decision-maker (“CODM”) in deciding how to allocate resources and in assessing performance. The Company operates as a single operating segment. The Company’s chief operating decision maker (“CODM”) is the chief executive officer, who has ultimate responsibility for the operating performance of the Company and the allocation of resources.

Concentration of credit risk
Concentration of credit risk:
 Financial instruments which potentially subject the Company to concentrations of credit risk consist of cash and cash equivalents, restricted cash and accounts receivable. At times, such cash may be in excess of the FDIC limit. At December 31, 2021 and 2020, the Company had cash in excess of the $250,000 federally insured limit. The Company believes it is not exposed to any significant credit risk on cash and cash equivalents as the Company’s cash and cash equivalents are placed with high-credit quality financial institutions and issuers, and at times exceed federally insured limits. To date, the Company has not experienced any credit loss relating to its cash and cash equivalents.
With respect to accounts receivable, the Company routinely assesses the financial strength of its customers and, as a consequence, believes that the receivable credit risk exposure is limited. Substantially all of the Company’s trade accounts receivables are with commercial customers. Concentration of credit risk are limited due to the number of the Company’s customers as well as their dispersion across different geographic regions.

Cash and cash equivalents
Cash and cash equivalents:
 The Company considers all highly liquid investments with a maturity of three months or less at the time of purchase to be cash equivalents. Cash and cash equivalents include cash held in banks and money market accounts. Cash equivalents are carried at cost, which approximates fair value due to their short-term nature.

Restricted cash
Restricted cash:
 Restricted cash held at December 31, 2021 and 2020 consists of escrow deposits required for real estate lease agreements, a letter of credit for the corporate credit card and a customs bond. Such restrictions related to real estate lease agreements will terminate upon the lease expiration date, which expire at various dates through 2026. Restricted cash is classified as either a current or non-current asset
on the Company’s consolidated balance sheets based on the terms of the lease agreement, letter of credit and customs bond.

Accounts receivable, net
Accounts receivable, net:
 Accounts receivable are stated at a gross invoice amount, net of an allowance for doubtful accounts. The allowance for doubtful accounts is maintained at a level considered adequate to provide for potential account losses on the balance based on management’s evaluation of the anticipated impact of current economic conditions, changes in the character and size of the balance, past and expected future loss experience, among other pertinent factors. As of December 31, 2021 and 2020, there was an allowance for doubtful accounts totaling $147 and $117, respectively. For the year ended December 31, 2021 the provision was raised by $154, offset by $124 in write offs of customer balances. For the year ended December 31, 2020 the provision was raised in full, with no associated write offs.

Deferred costs
Deferred costs:
 Deferred costs primarily consist of deferred transaction costs, which includes direct and incremental professional service fees related to the Company’s proposed Business Combination that are deferred as incurred. The deferred transaction costs will be offset against proceeds upon the consummation of the Business Combination. In the event the Business Combination is terminated, the deferred transaction costs will be expensed. The Company deferred $5,225 in deferred transaction costs as of December 31, 2021. No amounts were deferred as of December 31, 2020.
As of December 31, 2021, deferred costs also consist of $1,824 in deferred charge assets, primarily comprised of the $1,695 in Delayed Draw Tranche C Warrants contingently issuable in connection with the Fifth Amendment (see Note 4).

Prepaid expenses and other current assets
Prepaid expenses and other current assets:
 Prepaid expenses and other current assets include prepaid inventory, prepaid software, prepaid marketing, prepaid insurance, other prepaid expenses and amounts owed under the 2020 Strategic Partner Arrangement (see Note 12), all of which are expected to be recognized or realized within the next 12 months.

Property and equipment, net:
Property and equipment, net:
 Purchased and constructed property and equipment is recorded at cost. The estimated value of any associated legally or contractually required retirement obligation is also included in the cost basis. Employee-related costs for construction and installation of deployed equipment included within the distribution system are capitalized during the construction phase. On a periodic basis, costs within construction in progress are reviewed and a determination is made if the assets being developed will be put into use. If it is concluded that the asset will not be put into use, the costs will be expensed. If the asset will be put into use, the costs are transferred from construction in progress to distribution system when substantially all of the activities necessary to construct the assets for their intended use are completed. Depreciation commences upon completion.
Property and equipment are depreciated or amortized using the straight-line method, based upon the following estimated useful lives:

Equipment	3 years
Furniture and fixtures	3 years
Software	3 years
Vehicles	4 years
Leasehold improvements	shorter of lease term or 5 years
Site acquisition costs	5 years
Distribution system	3 -10 years
Asset retirement obligation	10 years
Construction-in-process	N/A
Major renewals and improvements are capitalized while replacements and maintenance and repairs, which do not improve or extend the lives of the respective assets, are expensed as incurred. When property and equipment is retired or otherwise disposed of, the related cost and accumulated depreciation are removed from the accounts, and any gain or loss on the disposition is recorded in the consolidated statements of operations as a component of cost of revenues or selling, general and administrative expenses, depending on the nature of the property and equipment.

Impairment of long-lived assets
Impairment of long-lived assets
: The Company reviews long-lived assets, including property and equipment, for impairment whenever events or changes in circumstances indicate that an asset group’s carrying amount may not be recoverable. The Company conducts its long-lived asset impairment analysis in accordance with
ASC 360-10,
 Impairment or Disposal of Long-Lived Assets
, which requires the Company to group assets and liabilities at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities and evaluate the asset group against the sum of the undiscounted future cash flows. If the undiscounted cash flows do not indicate the carrying amount of the asset group is recoverable, an impairment charge is measured as the amount by which the carrying amount of the asset group exceeds its fair value. During the years ended December 31, 2021 and 2020, no impairments were recorded.

Intangible assets
Intangible assets:
 Intangible assets consist of spectrum licenses acquired through a Federal Communications Commission (“FCC”) auction in June 2019 (the “FCC licenses”). The FCC licenses provide the Company with the exclusive right to utilize certain radio frequency spectrum to provide wireless services. While the FCC licenses are issued for a fixed period of time, generally ten years, renewals within the industry have occurred routinely and at nominal cost. There are no legal, regulatory, contractual, competitive, economic or other factors that limit the useful lives of the FCC licenses. Accordingly, the FCC licenses were determined to be indefinite-lived intangible assets. The
Company re-evaluates the
useful life determination for the FCC licenses, annually, as of October 1 to determine whether events and circumstances continue to support an indefinite useful life.
The FCC licenses are tested for potential impairment annually, as of October 1, or more frequently if impairment indicators are present. ASC 350,
 Intangibles – Goodwill and Other
 (“ASC 350”), provides the option to first perform a qualitative assessment to determine whether it is necessary to perform a quantitative impairment test. ASC 350 permits the Company to elect to bypass the qualitative assessment in any period and proceed directly to performing the quantitative impairment test. The quantitative assessment consists of comparing the estimated fair value of the FCC licenses to the aggregated carrying amount as of the test date. As of October 1, 2021, the Company elected to perform a quantitative assessment using a market-based approach that did not result in impairment. As of October 1, 2020, the Company performed a qualitative assessment that did not identify any indicators of impairment that would require a quantitative assessment to be performed.

Asset retirement obligations
Asset retirement obligations:
 The Company accounts for asset retirement obligations (“ARO”) in accordance with ASC 410,
 Asset Retirement and Environmental Obligations
, which requires the recognition of a liability for the fair value of a legally acquired asset retirement obligation when incurred if the liability’s fair value can be reasonably estimated. The Company’s ARO liabilities are associated with the removal of deployed equipment from properties where such assets reside, resulting from contractual obligations to restore the space to a condition specified in the contract.
The Company records the net present value of the ARO liability and a related capital asset, in an equal amount, for contracts which result in an ARO. The estimated ARO liability is based on a number of assumptions, including costs to remove deployed equipment, expected life, inflation rates and discount rates. Accretion expense related to the ARO liability is recognized as a component of selling, general and administrative expense in the accompanying consolidated statements of operations. Upon ARO fulfillment, any difference between actual retirement expense incurred and the recorded estimated ARO liability is recognized as a gain or loss in the accompanying consolidated statements of operations as a component of other income (expense).
For the years ended December 31, 2021 and 2020, there were no settlements of the ARO liabilities.

Revenues
Revenues:
 The Company recognizes revenues in accordance with ASC Topic 606,
 Revenue from Contracts with Customers
, which provides a five-step model for recognizing revenue from contracts with customers as follows:

•	Identify the contract with a customer

•	Identify the performance obligations in the contract

•	Determine the transaction price

•	Allocate the transaction price to the performance obligations in the contract

•	Recognize revenue when or as performance obligations are satisfied
The Company delivers high-quality and affordable broadband internet access to its customers using innovative, proprietary wideband hybrid fiber wireless technology and related support on a subscription basis. The Company’s subscription rate for such services is a per month fixed price for service without limitations on usage. The majority of customers are individual users who may also receive subsidized internet services through federal subsidies such as the Emergency Broadband Benefit (“EBB”) program, but a small amount are commercial arrangements where a building owner is the party who we contract with and pays for all the units in a building or for the units utilizing the service.

Income taxes
Income taxes:
 The Company recognizes deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the Company’s financial statements and tax returns. Deferred tax assets and liabilities are determined based upon the differences between the financial statements carrying amounts and the tax bases of existing assets and liabilities and for loss and credit carryforwards, using enacted tax rates expected to be in effect in the year in which the differences are expected to reverse. Deferred tax assets are reduced by a valuation allowance if it is more likely than not that these assets may not be realized.
The Company provides reserves for potential payments of taxes to various tax authorities related to uncertain tax positions. Amounts recognized are based on a determination of whether a tax benefit taken by the Company in its tax filings or positions is “more likely than not” to be sustained on audit. The amount recognized is equal to the largest amount that is more than 50% likely to be sustained. Interest and penalties associated with uncertain tax positions are recorded as a component of income tax expense.
The Company uses
a two-step approach
for recognizing and measuring tax benefits taken or expected to be taken in a tax return regarding uncertainties in income tax positions. The first step is recognition: the Company determines whether it is more likely than not that a tax position will be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. In evaluating whether a tax position has met the more-likely-than-not recognition
threshold, the Company presumes that the position will be examined by the appropriate taxing authority with full knowledge of all relevant information. The second step is measurement: a tax position that meets the more-likely-than-not recognition
threshold is measured to determine the amount of benefit to recognize in the financial statements. The tax position is measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon ultimate settlement. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in one or more of the following: an increase in a liability for income taxes payable, a reduction of an income tax refund receivable, a reduction in a deferred tax asset or an increase in a deferred tax liability. As of December 31, 2021 and 2020, the Company has not identified any uncertain tax positions for which reserves would be required.

Share-based compensation
Share-based compensation:
 The Company accounts for its share-based compensation awards in accordance with ASC 718,
 Compensation – Stock Compensation
 (“ASC 718”), under which share based payments that involve the issuance of common stock to employees and nonemployees and meet the criteria for equity-classified awards are recognized in the consolidated financial statements as share-based compensation expense based on the fair value on the date of grant. The Company issues stock-based awards to employees, directors and nonemployees, including stock option awards and restricted stock awards.
The Company or its assignees have the right, but not the obligation, upon the termination of employment of an employee or termination of the service relationship of a non-employee, in
either case who holds shares of the Company’s common stock acquired upon exercise of options (“Purchased Shares”) to repurchase from such holder some or all (as determined by the Company) of such Purchased Shares. This repurchase right may be exercised by the Company within the later of six months following the date of termination of employment in the case of an employee, or termination of service relationship in the case of non-employee, or
seven months after the acquisition of such Purchased Shares upon exercise of the underlying options. The Company assesses the probability of repurchasing shares on a grantee-by-grantee basis.
To date, the Company has not exercised its rights to acquire Purchased Shares from any ex-employee or non-employee. Therefore,
the Company has determined that it is not probable that it will repurchase Purchased Shares in the future and as a result such options are accounted for as equity awards.
The Company utilizes the Black-Scholes model, which requires the input of subjective assumptions to determine the fair value of stock-based awards. These assumptions include estimating (a) the length of time grantees will retain their vested stock options before exercising them for employees and the contractual term of the option for nonemployees (“expected term”), (b) the volatility of the Company’s common stock price over the expected term, (c) expected dividends, (d) the fair value of common stock and (e) the risk-free interest rate. The Company has elected to recognize forfeitures in the period in which they occur.
The Company recognizes compensation cost on a straight-line basis over the requisite service period of the awards for employees, which is typically the four-year vesting period of the award, and effective contract period specified in the award agreement for non-employee.
The assumptions used in the Black-Scholes model are management’s best estimates, but the estimates involve inherent uncertainties and the application of management judgment (see Note 6). As a result, if other assumptions had been used, the recorded share-based compensation expense could have been materially different from that depicted in the consolidated financial statements.

Advertising costs
Advertising costs:
 The Company expenses advertising costs as incurred. Such expenses for the years ended December 31, 2021 and 2020 totaled $2,977 and $1,344, respectively, and are included in selling, general and administrative expenses in the Company’s consolidated statements of operations.

Research and development expense
Research and development expense:
 Research and development costs do not meet the requirements to be recognized as an asset as the associated future benefits were at best uncertain and there was no alternative future use at the time the costs were incurred. Research and development costs include, but are not limited to, costs incurred in performing research and development activities, including salaries, benefits, facilities, rent, software, depreciation, research-related overhead, contracted services, license fees and other external costs.

Sale-leasebacks
Sale-leasebacks:
 Sale-leasebacks are transactions through which the Company sells assets and subsequently leases them back. The resulting leases that qualify for sale-leaseback accounting are evaluated and accounted for as operating leases or capital leases. A transaction that does not qualify for sale-leaseback accounting as a result of a prohibited form of continuing involvement is accounted for as a financing transaction. For such financing transactions, the Company retains the “sold” assets within property and equipment and records a financing obligation equal to the amount of cash proceeds received. Rental payments under such transactions are recognized as a reduction of the financing obligation and as interest expense using an effective interest method.

Recent accounting pronouncements issued, not yet adopted
Recent accounting pronouncements issued, not yet adopted:
In February 2016, the FASB issued a new accounting standard, ASC 842,
 Leases
 (“ASC 842”), to increase transparency and comparability among organizations by requiring the recognition of ROU assets and lease liabilities on the balance sheets. Most significant among the changes in the standard is the recognition of ROU assets and lease liabilities by lessees for those leases classified as operating leases under previous U.S. GAAP. Under the new standard, disclosures are required to meet the objective of enabling users of financial statements to assess the amount, timing and uncertainty of cash flows arising from leases. ASC 842 is effective for the annual period beginning January 1, 2022, and interim periods within the annual period beginning January 1, 2023, with early adoption permitted.
The Company is currently evaluating the impact the new guidance will have on its financial position and results of operations but expects to recognize lease liabilities and right of use assets at the time of adoption. The extent of the increase to assets and liabilities associated with these amounts remains to be determined pending the Company’s review of its existing lease contracts and service contracts which may contain embedded leases. The Company is currently assessing the potential impact to the financial statements. The Company is continuing to monitor potential changes to ASC 842 that have been proposed by the FASB and will assess any necessary changes to the implementation process as the guidance is updated.
In June 2016, the FASB issued
ASU 2016-13,
 Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses of Financial Instruments
 (“ASU 2016-13”), which,
together with subsequent amendments, amends the requirement on the measurement and recognition of expected credit losses for financial assets held to replace the incurred loss model for financial assets measured at amortized cost and require entities to measure all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions and reasonable and supportable forecasts.
ASU 2016-13 is
effective for the Company beginning January 1, 2023, with early adoption permitted. The Company is currently in the process of evaluating the effects of this pronouncement on the Company’s consolidated financial statements.
In August 2020, the FASB issued
ASU 2020-06,
 Debt – Debt with Conversion and Other Options (Subtopic
 470-20)
 and Derivatives and Hedging –
 Contracts in Entity’s Own Equity (Subtopic
 815-40):
 Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity
, which simplifies the accounting for convertible instruments by reducing the number of accounting models available for convertible debt instruments. This guidance removes certain settlement conditions that are required for contracts to qualify for equity classification, eliminates the treasury stock method to calculate diluted earnings per share for convertible instruments and requires the use of the if-converted method.
ASU 2021-06 is
effective for the Company beginning January 1, 2024, with early adoption permitted. The Company is currently evaluating the effects of this pronouncement on the Company’s consolidated financial statements and the potential impact on the consolidated financial statements.
In October 2020, the FASB issued
ASU 2020-10,
 Codification Improvements
 (“ASU 2020-10”), which
clarifies and improves the consistency of the Codification by updating various disclosure requirements to align with the SEC’s regulations and ensure all guidance that requires or provides an option for an entity to provide information in the notes to financial statements is codified in the Disclosure Section of the Codification.
ASU 2020-10 is
effective for the Company beginning January 1, 2022, and interim periods within the annual period beginning January 1, 2023, with early adoption permitted. The Company is currently evaluating the effects of this pronouncement on the Company’s consolidated financial statements and the potential impact on the consolidated financial statements.